SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Summary of contract liabilities arising from contract with customers (Detail) ¥ in Thousands, $ in Thousands		Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Revenue from Contract with Customer [Abstract]
Deferred revenue, current portion		¥ 1,113,480	$ 156,830	¥ 906,914
Deferred revenue, non-current portion		124,141	$ 17,485	52,419
Contract liabilities arising from contract with customers		1,237,621		959,333
Refund liability	[1]	¥ 67,157		¥ 60,597

[1]	Refund liability represents the estimated amounts of service fee received that is estimated to be refunded as described in Note 2.